Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Litton Loan Servicing
September 25, 2006
September 14, 2006
August 01, 2006
Goldman, Sachs & Co.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Nov-06
Determination Date 16-Nov-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 31-Oct-06 Libor Certificates 10/25/2006 11/26/2006
Record Date - Libor Certificates 24-Nov-06 Fixed Certificates 10/1/2006 10/31/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance (2)
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (3)
A-1 5.35000% $283,858,000.00 $269,156,199.05 $10,845,806.20 $1,319,986.86 $12,165,793.06 N/A N/A $258,310,392.85
A-2 5.40000% $60,831,000.00 $60,831,000.00 $0.00 $301,113.45 $301,113.45 N/A N/A $60,831,000.00
A-3 5.47000% $100,148,000.00 $100,148,000.00 $0.00 $502,158.76 $502,158.76 N/A N/A $100,148,000.00
A-4 5.56000% $40,049,000.00 $40,049,000.00 $0.00 $204,116.40 $204,116.40 N/A N/A $40,049,000.00
M-1 5.61000% $25,436,000.00 $25,436,000.00 $0.00 $130,804.63 $130,804.63 $0.00 $0.00 $25,436,000.00
M-2 5.63000% $30,909,000.00 $30,909,000.00 $0.00 $159,516.20 $159,516.20 $0.00 $0.00 $30,909,000.00
M-3 5.64000% $11,913,000.00 $11,913,000.00 $0.00 $61,590.21 $61,590.21 $0.00 $0.00 $11,913,000.00
M-4 5.67000% $11,269,000.00 $11,269,000.00 $0.00 $58,570.63 $58,570.63 $0.00 $0.00 $11,269,000.00
M-5 5.70000% $13,201,000.00 $13,201,000.00 $0.00 $68,975.23 $68,975.23 $0.00 $0.00 $13,201,000.00
M-6 5.77000% $7,727,000.00 $7,727,000.00 $0.00 $40,869.39 $40,869.39 $0.00 $0.00 $7,727,000.00
M-7 6.07000% $7,727,000.00 $7,727,000.00 $0.00 $42,994.32 $42,994.32 $0.00 $0.00 $7,727,000.00
M-8 6.27000% $6,440,000.00 $6,440,000.00 $0.00 $37,013.90 $37,013.90 $0.00 $0.00 $6,440,000.00
B-1 7.00000% $11,590,000.00 $11,590,000.00 $0.00 $67,608.33 $67,608.33 $0.00 $0.00 $11,590,000.00
B-2 7.00000% $11,269,000.00 $11,269,000.00 $0.00 $65,735.83 $65,735.83 $0.00 $0.00 $11,269,000.00
B-3 7.00000% $10,303,000.00 $10,303,000.00 $0.00 $60,100.83 $60,100.83 $0.00 $0.00 $10,303,000.00
CE N/A $11,269,905.58 $11,269,905.58 $0.00 $971,781.62 $971,781.62 N/A N/A $11,269,905.58
P N/A $0.00 $0.00 $0.00 $166,312.37 $166,312.37 N/A N/A $0.00
R 0.00000% $50.00 $50.00 $0.00 $0.00 $0.00 N/A N/A $50.00
R-X 0.00000% $100.00 $100.00 $0.00 $0.00 $0.00 N/A N/A $100.00
Totals: $643,939,905.58 $629,238,104.63 $10,845,806.20 $4,259,248.96 $15,105,055.16 $0.00 $0.00 $618,392,298.43
(1) Reflects application of Wac Cap
(2) The R and R-X balances are notional balances.
(3) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 36245AAA4 $948.20719885 $38.20856273 $4.65016614 $0.00000000 $909.99863611 LIBOR 5.32000%
A-2 36245AAB2 $1,000.00000000 $0.00000000 $4.95000000 $0.00000000 $1,000.00000000 SWAP LIBOR 5.32000%
A-3 36245AAC0 $1,000.00000000 $0.00000000 $5.01416663 $0.00000000 $1,000.00000000 SWAP LIBOR TAX 11.70400%
A-4 36245AAD8 $1,000.00000000 $0.00000000 $5.09666658 $0.00000000 $1,000.00000000
M-1 36245AAE6 $1,000.00000000 $0.00000000 $5.14250000 $0.00000000 $1,000.00000000
M-2 36245AAF3 $1,000.00000000 $0.00000000 $5.16083341 $0.00000000 $1,000.00000000
M-3 36245AAG1 $1,000.00000000 $0.00000000 $5.17000000 $0.00000000 $1,000.00000000
M-4 36245AAH9 $1,000.00000000 $0.00000000 $5.19750022 $0.00000000 $1,000.00000000
M-5 36245AAJ5 $1,000.00000000 $0.00000000 $5.22500038 $0.00000000 $1,000.00000000
M-6 36245AAK2 $1,000.00000000 $0.00000000 $5.28916656 $0.00000000 $1,000.00000000
M-7 36245AAL0 $1,000.00000000 $0.00000000 $5.56416721 $0.00000000 $1,000.00000000
M-8 36245AAV8 $1,000.00000000 $0.00000000 $5.74750000 $0.00000000 $1,000.00000000
B-1 36245AAM8 $1,000.00000000 $0.00000000 $5.83333305 $0.00000000 $1,000.00000000
B-2 36245AAN6 $1,000.00000000 $0.00000000 $5.83333304 $0.00000000 $1,000.00000000
B-3 36245AAP1 $1,000.00000000 $0.00000000 $5.83333301 $0.00000000 $1,000.00000000
CE 36245AAR7 $1,000.00000000 $0.00000000 $86.22801789 $0.00000000 $1,000.00000000
P 36245AAS5 N/A N/A N/A N/A N/A
R 36245AAT3 N/A N/A N/A N/A N/A
R-X 36245AAU0 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Nov-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.35000% $0.00 $1,319,986.86 $0.00 $0.00 $0.00 $0.00 $1,319,986.86 $0.00
A-2 5.40000% $0.00 $301,113.45 $0.00 $0.00 $0.00 $0.00 $301,113.45 $0.00
A-3 5.47000% $0.00 $502,158.76 $0.00 $0.00 $0.00 $0.00 $502,158.76 $0.00
A-4 5.56000% $0.00 $204,116.40 $0.00 $0.00 $0.00 $0.00 $204,116.40 $0.00
M-1 5.61000% $0.00 $130,804.63 $0.00 $0.00 $0.00 $0.00 $130,804.63 $0.00
M-2 5.63000% $0.00 $159,516.20 $0.00 $0.00 $0.00 $0.00 $159,516.20 $0.00
M-3 5.64000% $0.00 $61,590.21 $0.00 $0.00 $0.00 $0.00 $61,590.21 $0.00
M-4 5.67000% $0.00 $58,570.63 $0.00 $0.00 $0.00 $0.00 $58,570.63 $0.00
M-5 5.70000% $0.00 $68,975.23 $0.00 $0.00 $0.00 $0.00 $68,975.23 $0.00
M-6 5.77000% $0.00 $40,869.39 $0.00 $0.00 $0.00 $0.00 $40,869.39 $0.00
M-7 6.07000% $0.00 $42,994.32 $0.00 $0.00 $0.00 $0.00 $42,994.32 $0.00
M-8 6.27000% $0.00 $37,013.90 $0.00 $0.00 $0.00 $0.00 $37,013.90 $0.00
B-1 7.00000% $0.00 $67,608.33 $0.00 $0.00 $0.00 $0.00 $67,608.33 $0.00
B-2 7.00000% $0.00 $65,735.83 $0.00 $0.00 $0.00 $0.00 $65,735.83 $0.00
B-3 7.00000% $0.00 $60,100.83 $0.00 $0.00 $0.00 $0.00 $60,100.83 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
M-7 $0.00 $0.00 $0.00 $0.00 $0.00
M-8 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Nov-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 1,561,023.25
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 2,351,407.94
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 53,066.99 Servicer remittance 15,054,085.63
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 53,066.99
Deposit: Cap Payments 0.00 15,107,152.62
Deposit / Withdrawal : Net Swap Payments to swap provider 0.00 Distributions (B):
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Trustee fee 2,097.46
Withdrawal : to pay Unpaid Interest on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 0.00
Withdrawal : to pay principal on certificates 0.00 Total interest distributed 4,259,248.96
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 10,845,806.20
Withdrawal : to pay Swap provider Default Termination payment 0.00 15,107,152.62
Withdrawal : to CE, remaining amounts 53,066.99
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Nov-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 5,355,954.58 Senior Enhancement Percentage (final) 25.721%
B) Ending collateral balance 618,392,298.43 Senior Enhancement Percentage for purposes of Stepdown 25.721%
C) Current Delinquency Rate (A/B) 0.866%
D) Rolling Three Month Delinquency Rate 0.312% The later of:
E) Senior Enhancement Percentage for Trigger 25.277% 1) the earlier of a) September 2009 NO
F) Applicable % 32.250% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 8.152% 2) Date when Senior Enhancement % >= 49.40% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 643,939,905.58
J) Cumulative Loss % ( H / I) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA Ending Overcollateralization Amount 11,269,905.58
Specified Overcollateralization Amount 11,269,905.58
A Trigger Event will occur if either is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
918,714.63
40-Year Trigger Event
NO
1) As additional principal to certificates 0.00
2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
Event of Default
3) Basis Risk Payment to Excess Reserve Fund 0.00
Relevant information: 4) to Supp Interest Trust - Swap Default Term Payments 0.00
A) Cumulatiave Loss % 0.00% 6) Remaining Amounts to CE 918,714.63
B) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA (B): 918,714.63
NO
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
629,238,104.63
10,845,806.20
0.00
618,392,298.43
260,985.74
10,014,130.07
44,522.08
0.00
526,168.31
10,845,806.20
4,304,149.81
262,182.75
0.00
0.00
0.00
0.00
0.00
4,041,967.06
166,312.37
0.00
15,054,085.63
2,837
2,792
0.9603261004
8.20831%
7.70431%
12.49777%
0.00
0.00
0.00
0.00
5,278,869.72
21
2
0.00
0.00
262,182.75
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
274 20,415,921.39 3.30%
100K to 199.99K
1,178 179,027,016.95 28.95%
200K to 299.99K
802 195,777,338.25 31.66%
300K to 399.99K
316 108,961,319.53 17.62%
400K to 499.99K
128 57,137,378.36 9.24%
500K to 599.99K
53 29,200,798.24 4.72%
600K to 699.99K
30 19,050,282.02 3.08%
700K to 799.99K
8 5,936,850.00 0.96%
800K to 899.99K
1 833,869.08 0.13%
900K to 999.99K
1 970,000.00 0.16%
1000K to 1099.99K
1 1,081,524.61 0.17%
Total
2,792
618,392,298.43
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.50% - 5.99%
6 1,665,978.64 0.27%
6.00% - 6.49%
49 12,892,045.23 2.08%
6.50% - 6.99%
221 57,339,432.73 9.27%
7.00% - 7.49%
324 86,670,472.78 14.02%
7.50% - 7.99%
579 141,427,784.45 22.87%
8.00% - 8.49%
394 88,296,925.65 14.28%
8.50% - 8.99%
496 104,024,435.18 16.82%
9.00% - 9.49%
261 49,649,665.35 8.03%
9.50% - 9.99%
229 43,039,896.62 6.96%
10.00% - 10.49%
102 17,008,145.31 2.75%
10.50% - 10.99%
67 10,145,457.32 1.64%
11.00% - 11.49%
34 3,673,764.45 0.59%
11.50% - 11.99%
17 1,800,532.48 0.29%
12.00% - 12.49%
3 347,702.31 0.06%
12.50% - 12.99%
3 137,216.40 0.02%
13.00% - 13.49%
5 200,372.49 0.03%
13.50% - 13.99%
1 34,100.00 0.01%
14.50% - 14.99%
1 38,371.04 0.01%
Total
2,792
618,392,298.43
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.21%
Count
Balance ($)
%
1.00% - 1.99%
1 134,976.63 0.03%
2.00% - 2.99%
3 645,056.35 0.13%
3.00% - 3.99%
16 4,329,712.35 0.88%
4.00% - 4.99%
139 37,880,642.33 7.70%
5.00% - 5.99%
529 127,901,335.52 25.99%
6.00% - 6.99%
1,085 251,224,460.60 51.05%
7.00% - 7.99%
285 56,833,697.01 11.55%
8.00% - 8.99%
67 12,138,247.03 2.47%
9.00% - 9.99%
7 1,001,958.74 0.20%
Total
2,132
492,090,086.56
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.11%
Count
Balance ($)
%
0.00% - 0.99%
15 2,840,782.93 0.58%
2.00% - 2.99%
1 77,124.58 0.02%
4.00% - 4.99%
1 89,687.52 0.02%
5.00% - 5.99%
9 1,637,176.82 0.33%
6.00% - 6.99%
180 49,744,539.09 10.11%
7.00% - 7.99%
648 175,450,585.35 35.65%
8.00% - 8.99%
710 156,831,732.32 31.87%
9.00% - 9.99%
419 81,433,725.07 16.55%
10.00% - 10.99%
127 21,033,003.53 4.27%
11.00% - 11.99%
21 2,772,388.41 0.56%
12.00% - 12.99%
1 179,340.94 0.04%
Total
2,132
492,090,086.56
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.19%

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
11.00% - 11.99%
15 4,099,484.19 0.83%
12.00% - 12.99%
183 50,821,460.47 10.33%
13.00% - 13.99%
616 165,584,105.41 33.65%
14.00% - 14.99%
728 160,655,370.78 32.65%
15.00% - 15.99%
424 83,078,249.37 16.88%
16.00% - 16.99%
135 23,083,960.75 4.69%
17.00% - 17.99%
25 3,720,479.14 0.76%
18.00% - 18.99%
6 1,046,976.45 0.21%
Total
2,132
492,090,086.56
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.26%
Count
Balance ($)
%
6
2,132 492,090,086.56 100.00%
Total
2,132
492,090,086.56
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,132 492,090,086.56 100.00%
Total
2,132
492,090,086.56
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
2,132 492,090,086.56 100.00%
Total
2,132
492,090,086.56
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
74 16,709,921.79 2.70%
3 Units
26 6,863,934.37 1.11%
4 Units
11 3,408,367.99 0.55%
Condominium
191 37,077,762.23 6.00%
High Rise Condo
6 1,022,306.16 0.17%
Manufactured Housing
50 5,459,231.36 0.88%
Planned Unit Development
451 112,094,786.98 18.13%
Single Family
1,974 434,113,762.53 70.20%
Townhouse
9 1,642,225.02 0.27%
Total
2,792
618,392,298.43
100.00%
Property Type
Type

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
89 15,826,638.10 2.56%
2006
2,703 602,565,660.33 97.44%
Total
2,792
618,392,298.43
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
7 377,935.41 0.06%
15.00%-19.99%
9 817,419.88 0.13%
20.00%-24.99%
41 2,152,786.74 0.35%
25.00%-29.99%
14 1,564,662.68 0.25%
30.00%-34.99%
12 1,297,230.09 0.21%
35.00%-39.99%
16 3,102,559.49 0.50%
40.00%-44.99%
28 4,318,344.86 0.70%
45.00%-49.99%
29 5,066,952.14 0.82%
50.00%-54.99%
64 11,269,999.27 1.82%
55.00%-59.99%
61 11,844,155.38 1.92%
60.00%-64.99%
106 21,632,758.36 3.50%
65.00%-69.99%
114 25,733,271.42 4.16%
70.00%-74.99%
136 29,972,795.90 4.85%
75.00%-79.99%
253 60,703,889.66 9.82%
80.00%-84.99%
668 162,336,812.20 26.25%
85.00%-89.99%
322 76,533,080.78 12.38%
90.00%-94.99%
483 107,543,192.60 17.39%
95.00%-99.99%
276 62,540,667.23 10.11%
100.0%-105.0%
150 29,374,349.83 4.75%
5.00%- 9.99%
3 209,434.51 0.03%
Total
2,792
618,392,298.43
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 81
Count
Balance ($)
%
97 - 120
1 10,990.65 0.00%
145 - 168
2 188,117.58 0.03%
169 - 192
22 2,889,198.94 0.47%
193 - 216
1 38,514.62 0.01%
217 - 240
15 2,232,017.17 0.36%
265 - 288
5 266,036.33 0.04%
289 - 312
1 101,836.58 0.02%
337 - 360
1,652 331,819,429.74 53.66%
457 - 480
794 206,193,996.59 33.34%
481 +
299 74,652,160.23 12.07%
Total
2,792
618,392,298.43
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 415

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 10,990.65 0.00%
145 - 168
2 188,117.58 0.03%
169 - 192
47 4,022,137.81 0.65%
193 - 216
1 38,514.62 0.01%
217 - 240
15 2,232,017.17 0.36%
265 - 288
5 266,036.33 0.04%
289 - 312
1 101,836.58 0.02%
337 - 360
2,707 608,404,992.96 98.38%
457 - 480
13 3,127,654.73 0.51%
Total
2,792
618,392,298.43
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 353
Count
Balance ($)
%
97 - 120
1 10,990.65 0.00%
169 - 192
24 3,077,316.52 0.50%
217 - 240
16 2,270,531.79 0.37%
265 - 288
5 266,036.33 0.04%
289 - 312
1 101,836.58 0.02%
337 - 360
1,652 331,819,429.74 53.66%
457 - 480
794 206,193,996.59 33.34%
481 +
299 74,652,160.23 12.07%
Total
2,792
618,392,298.43
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 420
Count
Balance ($)
%
97 - 120
1 10,990.65 0.00%
169 - 192
49 4,210,255.39 0.68%
217 - 240
16 2,270,531.79 0.37%
265 - 288
5 266,036.33 0.04%
289 - 312
1 101,836.58 0.02%
337 - 360
2,707 608,404,992.96 98.38%
457 - 480
13 3,127,654.73 0.51%
Total
2,792
618,392,298.43
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
34 5,622,001.77 0.91%
ALASKA
2 574,172.99 0.09%
ARIZONA
221 44,336,715.09 7.17%
ARKANSAS
12 1,533,975.59 0.25%
CALIFORNIA
407 129,658,489.06 20.97%
COLORADO
64 13,020,515.26 2.11%
CONNECTICUT
64 13,650,190.40 2.21%
DELAWARE
20 3,862,548.54 0.62%
DISTRICT OF COLUMBIA
10 2,523,955.39 0.41%
FLORIDA
634 145,196,221.31 23.48%
GEORGIA
64 10,872,584.94 1.76%
HAWAII
7 2,982,231.37 0.48%
IDAHO
19 2,868,173.46 0.46%
ILLINOIS
75 16,568,761.15 2.68%
INDIANA
26 3,568,012.13 0.58%
IOWA
8 1,127,389.64 0.18%
KANSAS
20 3,483,150.57 0.56%
KENTUCKY
19 2,540,410.47 0.41%
LOUISIANA
29 4,416,165.04 0.71%
MAINE
15 2,539,119.64 0.41%
MARYLAND
54 12,704,797.16 2.05%
MASSACHUSETTS
26 5,971,838.76 0.97%
MICHIGAN
36 6,422,869.83 1.04%
MINNESOTA
48 10,034,958.13 1.62%
MISSISSIPPI
13 1,928,619.63 0.31%
MISSOURI
50 6,639,837.31 1.07%
MONTANA
1 156,877.69 0.03%
NEBRASKA
7 1,126,854.35 0.18%
NEVADA
69 16,986,851.30 2.75%
NEW HAMPSHIRE
33 6,104,046.52 0.99%
NEW JERSEY
34 9,173,688.15 1.48%
NEW MEXICO
2 427,658.65 0.07%
NEW YORK
64 20,483,173.63 3.31%
NORTH CAROLINA
34 5,361,262.81 0.87%
NORTH DAKOTA
2 220,966.34 0.04%
OHIO
24 3,461,039.75 0.56%
OKLAHOMA
24 2,974,038.86 0.48%
OREGON
36 7,293,995.35 1.18%
PENNSYLVANIA
83 14,454,432.59 2.34%
RHODE ISLAND
8 1,833,692.12 0.30%
SOUTH CAROLINA
16 2,381,802.97 0.39%
SOUTH DAKOTA
4 626,220.85 0.10%
TENNESSEE
57 7,750,940.71 1.25%
TEXAS
106 15,068,156.12 2.44%
UTAH
25 5,241,060.77 0.85%
VERMONT
1 219,881.42 0.04%
VIRGINIA
89 21,825,477.32 3.53%
WASHINGTON
64 15,506,039.59 2.51%
WEST VIRGINIA
3 445,725.23 0.07%
WISCONSIN
23 3,526,878.20 0.57%
WYOMING
6 1,093,832.51 0.18%
Total
2,792
618,392,298.43
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
FLORIDA
CALIFORNIA
ARIZONA
VIRGINIA
NEW YORK
NEVADA
ILLINOIS
WASHINGTON
TEXAS
PENNSYLVANIA
CONNECTICUT
COLORADO
MARYLAND
GEORGIA
MINNESOTA
NEW JERSEY
TENNESSEE
OREGON
MISSOURI
MICHIGAN
NEW HAMPSHIRE
MASSACHUSETTS
ALABAMA
NORTH CAROLINA
UTAH
LOUISIANA
DELAWARE
INDIANA
WISCONSIN
KANSAS
OHIO
HAWAII
OKLAHOMA
IDAHO
KENTUCKY
MAINE
DISTRICT OF
COLUMBIA
SOUTH CAROLINA
MISSISSIPPI
RHODE ISLAND
ARKANSAS
IOWA
NEBRASKA
WYOMING
SOUTH DAKOTA
ALASKA
WEST VIRGINIA
NEW MEXICO
NORTH DAKOTA
VERMONT
MONTANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,671
591,017,984.72
95.68%
591,252,601.66
99
22,018,359.13
3.56%
22,041,928.09
17
4,042,350.99
0.65%
4,048,544.90
2
626,568.56
0.10%
627,627.93
0
0.00
0.00%
0.00
2,789
617,705,263.40
617,970,702.58
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
2
587,561.52
85.52%
588,345.22
1
99,473.51
14.48%
99,615.35
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
687,035.03
687,960.57
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,671
591,017,984.72
95.57%
591,252,601.66
101
22,605,920.65
3.66%
22,630,273.31
18
4,141,824.50
0.67%
4,148,160.25
2
626,568.56
0.10%
627,627.93
0
0.00
0.00%
0.00
2,792
618,392,298.43
100.00%
618,658,663.15
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 95.6%
30 - 59 days 3.7%
60 - 89 days 0.7%
90 - 120 days 0.1%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
99 22,018,359.13 82.51% 17 4,042,350.99 15.15% 2 626,568.56 2.35% 0 0.00 0.00%
118
26,687,278.68
Bankruptcy
2 587,561.52 85.52% 1 99,473.51 14.48% 0 0.00 0.00% 0 0.00 0.00%
3
687,035.03
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
101
22,605,920.65
82.58%
18
4,141,824.50
15.13%
2
626,568.56
2.29%
0
0.00
0.00%
121
27,374,313.71
100.00%
82.58
15.13
2.29
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
97.49
2.51
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
September 2006
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 1,023,269.17 51 10,598,836.89 101 22,605,920.65
60 - 89 days
0 0.00 1 213,402.03 18 4,141,824.50
90 - 120 days
0 0.00 0 0.00 2 626,568.56
Bankruptcy
0 0.00 2 228,974.81 3 687,035.03
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
18.43%
10,584,820.46
3 Month
14.53%
Life CPR
14.53%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
3 687,035.03 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
18559831 99,650.00 99,473.51 11.12% 08/01/2006 360
15774912 129,750.00 129,416.38 10.99% 09/01/2006 360
18570077 459,200.00 458,145.14 9.90% 09/01/2006 360
Total:
3
687,035.03
688,600.00

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
45 10,582,168.00 10,540,339.37 0.00 629,238,104.63
1.68%
98.32%
1
Prepayment 1.68%
Liquidation 0.00%
Beginning Balance 98.32%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15664741 288,000.00 284,446.50 284,364.74 0.00 0.00 0.00 Voluntary PIF 10/31/2006 81.76 9.450% 0.00
15791114 263,000.00 255,516.44 255,232.07 0.00 0.00 0.00 Voluntary PIF 10/26/2006 284.37 6.350% 6,473.71
15821143 259,200.00 258,132.97 257,976.06 0.00 0.00 0.00 Voluntary PIF 10/25/2006 156.91 8.750% 9,025.31
15821515 329,400.00 328,030.06 327,828.64 0.00 0.00 0.00 Voluntary PIF 10/19/2006 201.42 8.700% 11,412.22
15824139 315,000.00 313,834.57 313,635.48 0.00 0.00 0.00 Voluntary PIF 10/18/2006 199.09 8.500% 10,668.87
15844806 230,000.00 228,990.18 228,818.10 0.00 0.00 0.00 Voluntary PIF 11/01/2006 172.08 7.650% 0.00
15847999 157,250.00 156,668.19 156,568.80 0.00 0.00 0.00 Voluntary PIF 11/06/2006 99.39 8.500% 0.00
15908577 313,600.00 310,793.62 310,529.23 0.00 0.00 0.00 Voluntary PIF 10/19/2006 264.39 7.190% 8,918.22
15908593 350,000.00 349,322.76 349,252.07 0.00 0.00 0.00 Voluntary PIF 10/26/2006 70.69 9.450% 13,198.00
15916752 101,000.00 100,748.84 100,706.15 0.00 0.00 0.00 Voluntary PIF 11/01/2006 42.69 6.750% 0.00
15917008 250,000.00 249,563.10 249,488.57 0.00 0.00 0.00 Voluntary PIF 10/31/2006 74.53 8.000% 0.00
15924491 437,500.00 435,946.85 435,730.78 0.00 0.00 0.00 Voluntary PIF 10/16/2006 216.07 6.200% 10,801.85
15924541 390,000.00 388,310.54 388,062.30 0.00 0.00 0.00 Voluntary PIF 11/15/2006 248.24 8.500% 0.00
15924889 191,500.00 191,279.34 191,246.76 0.00 0.00 0.00 Voluntary PIF 11/15/2006 32.58 9.950% 0.00
15925282 356,000.00 355,368.80 355,261.15 0.00 0.00 0.00 Voluntary PIF 11/03/2006 107.65 7.950% 0.00
15925639 325,000.00 323,500.62 323,245.30 0.00 0.00 0.00 Voluntary PIF 10/23/2006 255.32 7.400% 0.00
15925886 178,500.00 177,564.81 177,405.86 0.00 0.00 0.00 Voluntary PIF 10/24/2006 158.95 6.750% 4,793.27
15926926 103,000.00 102,529.48 102,449.35 0.00 0.00 0.00 Voluntary PIF 11/06/2006 80.13 7.450% 0.00
15945629 201,400.00 200,381.73 200,266.81 0.00 0.00 0.00 Voluntary PIF 10/27/2006 114.92 9.125% 0.00
15946189 174,449.00 174,449.00 174,449.00 0.00 0.00 0.00 Repurchase 10/31/2006 0.00 7.990% 0.00
15946213 353,500.00 351,978.63 351,719.31 0.00 0.00 0.00 Repurchase 10/31/2006 259.32 7.750% 0.00
15948102 168,000.00 167,274.96 167,210.93 0.00 0.00 0.00 Voluntary PIF 10/30/2006 64.03 7.250% 4,849.86
15951825 157,619.00 157,619.00 157,619.00 0.00 0.00 0.00 Voluntary PIF 10/30/2006 0.00 7.450% 2,521.90

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15952385 107,000.00 106,687.67 106,623.83 0.00 0.00 0.00 Voluntary PIF 10/31/2006 63.84 8.750% 0.00
15953177 185,250.00 184,810.42 184,721.31 0.00 0.00 0.00 Voluntary PIF 10/31/2006 89.11 9.800% 0.00
15955834 237,500.00 236,871.76 236,871.76 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 7.990% 0.00
15957152 351,000.00 351,000.00 351,000.00 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 7.600% 0.00
15959505 382,500.00 382,500.00 382,500.00 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 7.100% 0.00
17115676 297,000.00 296,888.77 296,851.12 0.00 0.00 0.00 Voluntary PIF 10/31/2006 37.65 9.250% 0.00
17128059 337,000.00 336,266.55 336,067.31 0.00 0.00 0.00 Voluntary PIF 10/26/2006 199.24 8.750% 3,362.66
17155169 105,000.00 104,797.75 104,729.40 0.00 0.00 0.00 Voluntary PIF 10/25/2006 68.35 8.250% 3,459.45
18551416 214,500.00 213,793.98 213,614.89 0.00 0.00 0.00 Voluntary PIF 11/14/2006 179.09 7.025% 0.00
18554030 392,000.00 391,306.52 391,129.50 0.00 0.00 0.00 Voluntary PIF 10/18/2006 177.02 10.060% 15,748.02
18558247 135,000.00 134,794.53 134,752.63 0.00 0.00 0.00 Voluntary PIF 10/26/2006 41.90 7.835% 6,750.00
18558809 168,000.00 167,566.86 167,478.20 0.00 0.00 0.00 Voluntary PIF 10/31/2006 88.66 9.350% 1,340.54
18558916 89,000.00 89,000.00 89,000.00 0.00 0.00 0.00 Voluntary PIF 11/10/2006 0.00 11.020% 0.00
18559344 243,750.00 243,216.94 243,081.15 0.00 0.00 0.00 Voluntary PIF 10/20/2006 135.79 9.050% 9,730.08
18570697 106,000.00 105,825.00 105,765.79 0.00 0.00 0.00 Voluntary PIF 10/24/2006 59.21 9.000% 2,117.67
18697383 263,500.00 263,229.35 263,138.02 0.00 0.00 0.00 Voluntary PIF 10/31/2006 91.33 7.400% 13,161.46
18698100 133,000.00 132,901.94 132,868.79 0.00 0.00 0.00 Voluntary PIF 11/06/2006 33.15 8.550% 0.00
18699280 161,500.00 161,307.63 161,210.41 0.00 0.00 0.00 Voluntary PIF 10/26/2006 97.22 8.600% 1,614.04
18709345 63,750.00 63,620.80 63,577.16 0.00 0.00 0.00 Voluntary PIF 11/15/2006 43.64 8.000% 0.00
18709394 468,000.00 467,606.67 467,473.79 0.00 0.00 0.00 Voluntary PIF 10/24/2006 132.88 8.100% 23,386.93
18709444 100,000.00 99,953.81 99,930.46 0.00 0.00 0.00 Voluntary PIF 10/25/2006 23.35 8.750% 0.00
18712505 149,000.00 148,915.88 148,887.39 0.00 0.00 0.00 Voluntary PIF 10/25/2006 28.49 9.450% 2,978.31
Total:
45
10,582,168.00
10,545,113.82
4,774.45
10,540,339.37
0.00
0.00
0.00
166,312.37

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #